Average Annual Total Returns{- Franklin Mutual Quest Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Quest Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Past 10 years	MSCI World Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year		MSCI World Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years		MSCI World Value Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years		MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		Bloomberg Barclays U.S. High Yield Corporate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. High Yield Corporate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. High Yield Corporate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	5.99%	2.79%	6.01%	4.87%	0.59%	3.48%	3.81%	1.44%	4.01%	10.26%	3.18%	5.84%	11.88%	3.70%	6.38%	12.40%	4.28%	5.90%	[1]	12.40%	4.21%	6.91%	21.75%	[2]	6.34%	[2]	7.81%	[2]	28.40%	[2]	9.36%	[2]	10.08%	[2]	14.32%	6.13%	7.57%

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI World Value Index-NR (net of taxes on dividends) is replacing the MSCI World Index (gross of taxes on dividends) as the Fund’s primary benchmark. The investment manager believes the composition of the MSCI World Value Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics, and that the actual withholding rates for the Fund are closer to the assumptions of the MSCI World Value Index-NR (net of taxes on dividends) than the MSCI World Index (gross of taxes on dividends).